[LOGO]
                             American AAdvantage
                               Mileage Funds(R)

-----------------------------------[GRAPHIC]------------------------------------

                               SEMI-ANNUAL REPORT
                                 June 30, 2002

                                     [LOGO]

                                                             MONEY MARKET FUNDS

                                                              Money Market Fund
                                              U.S. Government Money Market Fund
                                                    Municipal Money Market Fund

                           Managed by AMR Investments

About AMR Investments
--------------------------------------------------------------------------------
AMR Investments is an experienced provider of investment advisory services to institutional and retail markets. We act as manager of the American AAdvantage Funds, a family of diversified mutual funds, and offer customized fixed income portfolio management services.

Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, and other institutional investors.

AMR Investments is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc.

Incorporated in 1986, we are directly responsible for the investment management and oversight of AMR Corporation's defined benefit and defined contribution plans, as well as its fixed income investments.

Contents
--------------------------------------------------------------------------------
President's Message .........................................................  1

Financial Highlights

   Money Market Mileage Fund ................................................ 14

   U.S. Government
   Money Market Mileage Fund ................................................ 16

   Municipal Money Market Mileage Fund ...................................... 17

Schedule of Investments

   Money Market Portfolio ................................................... 18

   U.S. Government
   Money Market Portfolio ................................................... 21

   Municipal Money Market Portfolio ......................................... 22

Additional Information ........................................Inside Back Cover

American AAdvantage Mileage Funds                                  June 30, 2002

                                                                         [PHOTO]

Fellow Shareholders:
I am pleased to present you with the Semi-Annual Report for the American AAdvantage Mileage Funds for the six-month period ended June 30, 2002. This has been a difficult time for investors as interest rates remained at a 40-year low of 1.75%. Accounting irregularities, corporate scandal, and decreasing profits led to a tumbling market. This environment has created a "crisis of confidence" in the markets.

     The Money Market Mileage Fund returned 0.68% for the six-month period, outperforming the Lipper Money Market Average return of 0.56%. The U.S. Government Money Market Mileage Fund outpaced the Lipper U.S. Government Money Market Average with a return of 0.65% versus 0.59% for the Average.

     We will continue to closely monitor the Federal Reserve for signs of changing interest rates and structure the Funds accordingly. Policymakers recently left rates unchanged, signaling that if the current trend of weakening economic data continues, and stock and corporate bond markets remain under pressure, the Federal Reserve may cut rates again later this year. However, the signs of a slow but growing economy, such as brisk home sales, improving corporate profits, and declining layoffs, may encourage Fed officials to opt against future rate cuts.

     We value the trust you have placed in the American AAdvantage Mileage Funds. I would like to emphasize that we are committed to do everything possible to continue to earn this trust by positioning the Money Market Funds to achieve their investment objectives in a sound and prudent manner.

                                               Sincerely,
                                               /S/ William F. Quinn
                                               William F. Quinn
                                               President
                                               American AAdvantage Mileage Funds

Economic Overview
--------------------------------------------------------------------------------

The Federal Reserve Bank ("the Fed") left interest rates unchanged in the first half of 2002, keeping the overnight rate at its lowest level in over 40 years at 1.75%. Although the recession of 2001 proved to be mild, the Fed cautiously watched the economic recovery in 2002 in an effort to avoid a double dip recession. At the March Fed meeting, there was a shift to a neutral stance reflecting equal concern for economic weakness and inflationary pressures. Despite evidence of a rebound in certain sectors, the recovery did not take hold broadly enough. The primary factors that kept the Fed on the sidelines included the worsening employment situation, disappointing corporate earnings reports, the continued lack of capital spending, and the proliferation of "corporate malfeasance". Although the consumer continued to be quite resilient throughout the economic downturn, all of these factors appeared to have shaken investor confidence in Corporate America.

     The unemployment rate rose to 6% in April, its highest since August 1994. Furthermore, the monthly nonfarm payroll figure averaged a loss of 25,000 jobs for the first half of the year, which pales in comparison to the 237,000 average monthly growth from 1996-2000. Although the Fed has made it clear they do not adjust interest rates based on the equity markets, stock market volatility has impacted many consumers directly and the downward wealth effect will certainly influence consumer sentiment going forward. While the 5.0% first quarter GDP figure was impressive, it dropped to 1.1% during the second quarter of the period. The recovery will need to come in the form of corporate earnings growth. Companies can then focus their spending efforts on capital improvements and employees. Inflation remains benign and does not appear to pose a concern for the Fed at this time.

Performance Overview
American AAdvantage Money Market Mileage Fund(SM)
--------------------------------------------------------------------------------

     The Money Market Mileage Fund adopted a neutral stance in the first quarter of the year as potential rate hikes loomed on the horizon. However, as evidence mounted in the second quarter toward a stable interest rate environment, the Fund's weighted-average maturity was extended close to the 60 day maximum for rated funds. This was accomplished by purchasing longer fixed-rate products, primarily six-month asset-backed commercial paper. This strategy enabled the Fund to lock in higher rates. If the interest rate environment changes and fundamental economic conditions improve, the Fund will allow the fixed rate maturities to roll down and re-focus on purchasing variable rate securities with a final maturity of one year and a quarterly reset. This strategy is designed to extend the credit duration risk while allowing the Fund to achieve higher rates as the variable rate securities reset.

     For the six months ended June 30, 2002, the total return of the American AAdvantage Money Market Mileage Fund - Mileage Class was 0.68%. The Fund outperformed the Lipper Money Market Instrument Average return of 0.56% by 12 basis points.

                 Mileage Class Total Returns as of June 30, 2002

                                     [CHART]

                                                     Annualized Total Returns
                                                   ------------------------------
                                                           as of 6/30/02
                                                   ------------------------------
                                                    1 Year    5 Years    10 Years
                                                   -------    -------    --------
Mileage Class (1,2) .............................    2.04%     4.61%       4.49%
Platinum Class (1,3) ............................    1.64%     4.15%       4.19%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through June 30, 2002 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1991 are for the Companion Fund's Institutional Class of shares and from November 1, 1991 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through June 30, 2002 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

Portfolio Statistics as of June 30, 2002

                                                 Mileage Class    Platinum Class
                                                 -------------    --------------
7-day Current Yield*                                  1.28%             0.79%
7-day Effective Yield*                                1.29%             0.79%
30-day Yield*                                         1.29%             0.80%
Weighted Average Maturity                           65 Days           65 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

Top Ten Holdings as of June 30, 2002

Banco Popular de Puerto Rico                                                7.0%
General Electric Capital Corporation                                        7.0%
Edison Asset Securitization                                                 6.3%
American Honda Finance Corporation                                          5.9%
Deutsche Bank Financial                                                     5.6%
General Electric Capital Assurance Company                                  4.9%
FCAR Owner Trust, Series I                                                  4.9%
Moriarty, LLC                                                               4.6%
Sigma Financial, Incorporated                                               4.5%
Metropolitan Life Insurance Company                                         4.2%

Performance Overview
American AAdvantage U.S. Government Money Market Mileage Fund(SM)
--------------------------------------------------------------------------------

     As potential rate hikes loomed on the horizon during the first quarter of the year and the market was signaling an increase as soon as the June FOMC meeting, the U.S. Government Money Market Mileage Fund maintained a neutral weighted-average maturity. However, as it became more evident that the Fed may be on the sidelines for a prolonged period of time, the weighted-average maturity of the Fund was extended beyond 50 days during the second quarter. This was accomplished primarily by purchasing fixed rate agency discount notes with maturities of six to nine months. This strategy worked well during the first half of the year, as the market virtually ruled out any chance of a tightening in the foreseeable future.

     For the six months ended June 30, 2002, the total return of the American AAdvantage U.S. Government Money Market Mileage Fund - Mileage Class was 0.65%. The Fund outperformed the Lipper U.S. Government Money Market Average return of 0.59% by 6 basis points.

                 Mileage Class Total Returns as of June 30, 2002

                                     [CHART]

                                                     Annualized Total Returns
                                                   -----------------------------
                                                           as of 6/30/02
                                                   -----------------------------
                                                   1 Year     5 Years   10 Years
                                                   ------     -------   --------
Mileage Class (1,2) ..............................  2.02%      4.50%      4.37%
Platinum Class (1,3) .............................  1.56%      4.25%      4.24%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through June 30, 2002 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering it shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through June 30, 2002 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

Portfolio Statistics as of June 30, 2002

                                                 Mileage Class    Platinum Class
                                                 -------------    --------------
7-day Current Yield*                                  1.18%             0.70%
7-day Effective Yield*                                1.18%             0.71%
30-day Yield*                                         1.15%             0.67%
Weighted Average Maturity                           43 Days           43 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

Performance Overview
American AAdvantage Municipal Money Market Mileage Fund(SM)
--------------------------------------------------------------------------------

     In anticipation of a stable interest rate environment, the Municipal Money Market Mileage Fund extended its average maturity by purchasing commercial paper and fixed rate notes. Commercial paper was targeted to mature in August, as this month typically has an increase in short rates. This strategy enabled the Fund to lock in higher rates and outperform the Lipper Index. The Fund continues to focus purchases on variable rate paper backed by letters of credit or short notes with the highest ratings.

     For the six months ended June 30, 2002, the total return of the American AAdvantage Municipal Money Market Mileage Fund - Mileage Class was 0.35% as compared to the Lipper Tax-Exempt Money Market Average return of 0.44%.

                 Mileage Class Total Returns as of June 30, 2002

                                     [CHART]

                                                     Annualized Total Returns
                                                   -----------------------------
                                                           as of 6/30/02
                                                   -----------------------------
                                                                         Since
                                                   1 Year     5 Years    Incep.
                                                   ------     -------   --------
Mileage Class (1,2) ..............................  1.13%      2.72%      2.82%
Platinum Class (1,3) .............................  0.74%      2.47%      2.68%

1 Past performance is not indicative of future performance. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in this Fund.

2 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The fund began offering it shares on November 1, 1995. Thus, performance results shown from that date through June 30, 2002 are for the Fund. Because the Companion Fund had lower expenses, its performance was better than the Fund would have realized in the same period.

3 The Fund's performance is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not included in this report. The Companion Fund has been managed by AMR Investments since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering it shares on November 1, 1995. Performance results shown from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through June 30, 2002 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

Portfolio Statistics as of June 30, 2002

                                                 Mileage Class    Platinum Class
                                                 -------------    --------------
7-day Current Yield*                                  0.60%             0.28%
7-day Effective Yield*                                0.60%             0.28%
30-day Yield*                                         0.61%             0.30%
Weighted Average Maturity                           18 Days           18 Days

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

Top Ten Holdings as of June 30, 2002

State of Texas Tax and Revenue                                              5.5%
Brazos Harbor Industrial Development Corporation                            5.3%
Michigan Strategic Fund                                                     5.3%
Pennsylvania Economic Development Financing Authority                       5.3%
Finance Authority of Maine                                                  4.5%
Alachua County, Florida Housing Financial Authority                         3.7%
Arizona Health Facilities Authority Revenue Bonds                           3.4%
Florida Municipal Power Agency Commercial Paper Notes                       3.3%
Mansfield, Texas Industrial Development Corporation                         3.0%
Florida Housing Financial Agency Housing Revenue Bonds                      3.0%

American AAdvantage Mileage Funds
Statements of Assets and Liabilities
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                  U.S. Government     Municipal
                                                                   Money Market     Money Market     Money Market
                                                                 ---------------  ----------------  --------------
                                                                         (in thousands, except share
                                                                            and per share amounts)
Assets:
   Investment in Portfolio, at value                              $      679,638    $      32,587    $      30,968
                                                                  --------------    -------------    -------------
      Total assets                                                       679,638           32,587           30,968
                                                                  --------------    -------------    -------------
Liabilities:
   Payable for shares of beneficial interest redeemed .........               12               35               25
   Distributionfeespayable ....................................              125                3                4
   Dividends payable ..........................................                1                -                -
   Management and administrative services fees payable (Note 2)              381                9                7
   Other liabilities ..........................................              216                6               33
                                                                  --------------    -------------    -------------
      Total liabilities .......................................              735               53               69
                                                                  --------------    -------------    -------------
Net assets ....................................................   $      678,903    $      32,534    $      30,899
                                                                  ==============    =============    =============

Analysis of Net Assets:
   Paid-in-capital ............................................          678,903           32,534           30,899
                                                                  --------------    -------------    -------------
Net assets ....................................................   $      678,903    $      32,534    $      30,899
                                                                  ==============    =============    =============

Shares outstanding (no par value):
   Mileage Class: .............................................       69,780,070       20,398,968       24,457,550
                                                                  ==============    =============    =============
   Platinum Class: ............................................      609,123,048       12,135,191        6,441,949
                                                                  ==============    =============    =============

Net asset value, offering and redemption price per share:
   Mileage Class: .............................................   $         1.00    $        1.00    $        1.00
                                                                  ==============    =============    =============
   Platinum Class: ............................................   $         1.00    $        1.00    $        1.00
                                                                  ==============    =============    =============

                             See accompanying notes
--------------------------------------------------------------------------------

American AAdvantage Mileage Funds
Statements of Operations
Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                U.S. Government    Municipal
                                                                Money Market      Money Market   Money Market
                                                                ------------    ---------------  ------------
                                                                                 (in thousands)
Investment Income Allocated From Portfolio:
   Interest income ..........................................      $ 7,307            $ 371         $ 244
   Portfolio expenses .......................................         (382)             (21)          (20)
                                                                   -------            -----         -----
      Net investment income allocated from Portfolio                 6,925              350           224
                                                                   -------            -----         -----
Fund Expenses:
   Management fees (Note 2) .................................          366               19            16
   Administrative service fees - Platinum Class (Note 2) ....        1,800               44            20
   Transfer agent fees - Mileage Class ......................           79               15            34
   Transfer agent fees - Platinum Class .....................           29                1             1
   Professional fees ........................................           23                1             1
   Registration fees and expenses ...........................          (25)              12            15
   Distribution fees - Mileage Class (Note 2) ...............           98               28            32
   Distribution fees - Platinum Class (Note 2) ..............          800               19             9
   Accounting expenses ......................................            9                6             9
   Other expenses ...........................................           62                2             3
                                                                   -------            -----         -----
      Total fund expenses ...................................        3,241              147           140
                                                                   -------            -----         -----
Less reimbursement of fund expenses (Note 2) ................            6                7            19
                                                                   -------            -----         -----
      Net fund expenses .....................................        3,235              140           121
                                                                   -------            -----         -----
Net investment income                                                3,690              210           103
                                                                   -------            -----         -----
Realized Gain Allocated From Portfolio:
   Net realized gain on investments .........................            -                2             -
                                                                   -------            -----         -----
      Net gain on investments ...............................            -                2             -
                                                                   -------            -----         -----
Net increase in net assets resulting from operations                $3,690             $212          $103
                                                                   =======            =====         =====

                             See accompanying notes
--------------------------------------------------------------------------------

American AAdvantage Mileage Funds
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      Money Market
                                                              ------------------------------
                                                                Six Months
                                                                   Ended        Year Ended
                                                               June 30, 2002    December 31,
                                                                (Unaudited)         2001
                                                              --------------    ------------
                                                                       (in thousands)
Increase (Decrease)in Net Assets:
Operations:
   Net investment income ......................................   $  3,690         $ 26,702
   Net realized gain on investments ...........................          -              108
                                                                  --------         --------
      Net increase in net assets resulting from operations ....      3,690           26,810
                                                                  --------         --------
Distributions to Shareholders:
   Net investment income - Mileage Class ......................       (541)          (3,804)
   Net investment income - Platinum Class .....................     (3,149)         (22,898)
   Net realized gain on investments - Mileage Class ...........          -              (13)
   Net realized gain on investments - Platinum Class ..........          -              (95)
                                                                  --------         --------
      Distributions to shareholders ...........................     (3,690)         (26,810)
                                                                  --------         --------
Capital Share Transactions:
   Proceeds from sales of shares ..............................    127,012          440,895
   Reinvestment of dividends and distributions ................      3,682           26,772
   Cost of shares redeemed ....................................    216,727)        (444,122)
                                                                  --------         --------
      Net increase (decrease)in net assets from capital
        share transactions ....................................    (86,033)          23,545
                                                                  --------         --------
Net increase (decrease)in net assets ..........................    (86,033)          23,545
Net Assets:
   Beginning of period ........................................    764,936          741,391
                                                                  --------         --------
   End of period ..............................................   $678,903         $764,936
                                                                  ========         ========

                             See accompanying notes
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 U.S. Government Money Market        Municipal Money Market
------------------------------   -----------------------------
  Six Months                      Six Months
    Ended        Year Ended          Ended       Year Ended
June 30, 2002    December 31,    June 30, 2002   December 31,
 (Unaudited)        2001          (Unaudited)       2001
-------------    ------------    -------------   ------------
                        (in thousands)
 $    210            $ 1,151          $   103       $   857
        2                  8                -             -
 --------            -------          -------       -------
      212              1,159              103           857
 --------            -------          -------       -------

     (143)              (737)             (90)         (703)
      (67)              (414)             (13)         (154)
       (1)                (5)               -             -
       (1)                (3)               -             -
 --------            -------          -------       -------
     (212)            (1,159)            (103)         (857)
 --------            -------          -------       -------

   45,871             51,772           11,267        73,249
      211              1,158              102           836
  (48,249)           (48,979)         (14,727)      (76,688)
 --------            -------          -------       -------

   (2,167)             3,951           (3,358)       (2,603)
 --------            -------          -------       -------
   (2,167)             3,951           (3,358)       (2,603)

   34,701             30,750           34,257        36,860
 --------            -------          -------       -------
 $ 32,534            $34,701          $30,899       $34,257
 ========            =======          =======       =======

                             See accompanying notes
--------------------------------------------------------------------------------

American AAdvantage Mileage Funds
Notes to Financial Statements
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

     American AAdvantage Mileage Funds (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund and American AAdvantage Municipal Money Market Mileage Fund (each a "Fund" and collectively the "Funds"). The Funds commenced active operations on November 1, 1995. The U.S. Government Money Market and Municipal Money Market Mileage Funds commenced sales of a second class of shares designated as "Platinum Class" on November 1, 1999. At the same time, the existing shares of the U.S. Government Money Market and Municipal Money Market Mileage Funds were redesignated as "Mileage Class" shares.

     Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows:

American AAdvantage:  [rightarrow] invests assets in [rightarrow]  AMR Investment Services Trust:
--------------------                                               ------------------------------
Money Market Mileage Fund                                          Money Market Portfolio
U.S. Government Money Market Mileage Fund                          U.S. Government Money Market Portfolio
Municipal Money Market Mileage Fund                                Municipal Money Market Portfolio

     Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (9.51%, 6.60% and 23.38% at June 30, 2002 of the AMR Investment Services Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Valuation of Investments

     Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

     Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

--------------------------------------------------------------------------------

American AAdvantage Mileage Funds
Notes to Financial Statements
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

  Federal Income and Excise Taxes

     It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

     All dividends paid by the Municipal Money Market Mileage Fund were "exempt - interest dividends" and therefore are 100% free of any regular federal income tax. Approximately 28% of interest earned was derived from investments in certain private activity bonds for purposes of the federal alternative minimum tax calculation.

  Expenses

     Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses directly attributable to a Class of shares are charged to that Class. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund, regardless of class, bears equally those expenses that are allocated to the Fund as a whole.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the Class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of Class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

--------------------------------------------------------------------------------

American AAdvantage Mileage Funds
Notes to Financial Statements - Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

2.  Transactions with Affiliates

  Management Agreement

     The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives an annualized fee of .10% of the average daily net assets of each of the Funds.

  Administrative Services Plan

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annual fee of .65% of the average daily net assets of each of the Platinum Classes of the Funds. Prior to June 3, 2002, the Platinum Classes of the Funds paid an annualized fee of .55% to the Manager.

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Funds. Under each Plan, as compensation for distribution assistance, the Manager receives an annual fee of .25% of the average daily net assets of each Class or Fund. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. During the six months ended June 30, 2002, the Manager waived distribution fees as follows:

Fund                                                                      Amount
----                                                                      ------
Money Market Mileage Fund
    Mileage Class ...................................................... $ 6,192
U.S. Government Money Market Mileage Fund
    Mileage Class ......................................................   3,584
    Platinum Class .....................................................   3,165
Municipal Money Market Mileage Fund
    Mileage Class ......................................................  14,790
    Platinum Class .....................................................   4,161

  Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $45,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2002, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

American AAdvantage Mileage Funds
Notes to Financial Statements - Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

3.  Capital Share Transactions

     The tables below summarizes the activity in capital shares of the Funds (in thousands). Each share of the Funds is valued at $1.00:

Six Months Ended June 30, 2002
------------------------------

                                                                      U.S. Government                    Municipal
                                         Money Market                   Money Market                    Money Market
                                         Mileage Fund                   Mileage Fund                    Mileage Fund
                                 -----------------------------  ------------------------------   -----------------------------
                                 Mileage Class  Platinum Class  Mileage Class   Platinum Class   Mileage Class  Platinum Class
                                 -------------  --------------  -------------   --------------   -------------  --------------
Shares sold ..............           24,785         102,227         34,865          11,006           7,139           4,128
Reinvestment of
  dividends ..............              533           3,149            143              68              88              14
Shares redeemed ..........          (42,448)       (174,279)       (32,406)        (15,843)         (8,563)         (6,164)
                                    -------        --------        -------         -------          ------          ------

Net increase
  (decrease)in
  capital shares
  outstanding ............          (17,130)        (68,903)          2,602         (4,769)         (1,336)         (2,022)
                                    =======        ========        ========        =======          ======          ======

Year Ended December 31, 2001
----------------------------

                                                                      U.S. Government                    Municipal
                                         Money Market                   Money Market                    Money Market
                                         Mileage Fund                   Mileage Fund                    Mileage Fund
                                 -----------------------------  ------------------------------   -----------------------------
                                 Mileage Class  Platinum Class  Mileage Class   Platinum Class   Mileage Class  Platinum Class
                                 -------------  --------------  -------------   --------------   -------------  --------------
Shares sold .............            98,169         342,726         19,000          32,772          58,082           15,167
Reinvestment of
  Dividends .............             3,779          22,993            740             418             682              154
Shares redeemed .........          (112,736)       (331,386)       (20,343)        (28,636)        (61,943)         (14,745)
                                   --------        --------        -------         -------         -------          -------

Net increase
  (decrease) in
  capital shares
  outstanding ...........           (10,788)         34,333           (603)          4,554         (3,179)             576
                                    =======        ========        =======         =======        =======          =======

--------------------------------------------------------------------------------

American AAdvantage Money Market Mileage Funds
Financial Highlights
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                        Mileage Class
                                      -----------------------------------------------------------------------------------------
                                       Six Months          Year Ended          Two Months
                                         Ended             December 31,          Ended             Year Ended October 31,
                                        June 30,       -------------------    December 31,     --------------------------------
                                         2002            2001       2000         1999            1999        1998        1997
                                      -----------      --------   --------     ---------       --------    --------    --------
                                      (Unaudited)
Net asset value, beginning of
  Period ...........................    $  1.00        $  1.00    $  1.00      $   1.00        $   1.00    $   1.00    $   1.00
                                        -------        -------    -------      --------        --------    --------    --------
Income from investment
  Operations:
    Net investment income(A) .......       0.01           0.04       0.06          0.01            0.05        0.05        0.05
    Less dividends from net
       investment income ...........      (0.01)         (0.04)     (0.06)        (0.01)          (0.05)      (0.05)      (0.05)
                                        -------        -------    -------      --------        --------    --------    --------
Net asset value, end of period .....    $  1.00        $  1.00    $  1.00      $   1.00        $   1.00    $   1.00    $   1.00
                                        =======        =======    =======      ========        ========    ========    ========
Total return .......................      0.68%(B)       3.76%      6.07%         0.89%(B)        4.74%       5.18%       5.14%
                                        =======        =======    =======      ========        ========    ========    ========
Ratios and supplemental data:
    Net assets, end of period
      (in thousands) ...............    $69,780        $86,910    $97,698      $112,653        $124,703    $114,844    $104,947
    Ratios to average net assets
      (annualized)(A)
        Expenses ...................      0.65%          0.63%      0.61%         0.57%           0.59%       0.66%       0.67%
        Net investment
          income ...................      1.38%          3.74%      5.87%         5.30%           4.63%       5.07%       5.02%
    Decrease reflected in above
      ratio due to absorption
      of expenses by the manager ...      0.02%              -          -             -               -       0.03%       0.07%

----------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B)    Not annualized.

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------

                                  Platinum Class
----------------------------------------------------------------------------------------
 Six Months          Year Ended          Two Months
   Ended             December 31,          Ended             Year Ended October 31,
  June 30,       -------------------    December 31,     -------------------------------
   2002            2001       2000         1999            1999        1998        1997
-----------      --------   --------     ---------       --------    --------    -------
(Unaudited)
 $   1.00       $  1.00     $   1.00    $   1.00        $   1.00    $  1.00     $  1.00
 --------       --------    --------    --------        --------    -------     -------

     0.01           0.03        0.05        0.01            0.04       0.05        0.05

    (0.01)         (0.03)      (0.05)      (0.01)          (0.04)     (0.05)      (0.05)
 --------       --------    --------    --------        --------    -------     -------
 $   1.00       $   1.00    $   1.00    $   1.00        $   1.00    $  1.00     $  1.00
 ========       ========    ========    ========        ========    =======     =======
    0.49%(B)       3.32%       5.57%       0.80%(B)        4.22%      4.74%       4.71%
 ========       ========    ========    ========        ========    =======     =======

 $609,123       $678,026    $643,693    $442,218        $342,192    $73,875     $49,184

    1.05%          1.06%       1.08%       1.09%           1.09%      1.09%       1.09%

    0.98%          3.26%       5.46%       4.80%           4.17%      4.64%       4.64%

        -              -           -       0.01%               -      0.03%       0.05%

--------------------------------------------------------------------------------

American AAdvantage U.S. Government Money Market Mileage Fund
Financial Highlights
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                   Mileage Class
                                      -------------------------------------------------------------------------------
                                       Six Months        Year Ended        Two Months            Year Ended
                                          Ended          December 31,         Ended              October 31,
                                         June 30,      -----------------   December 31,   ---------------------------
                                           2002         2001      2000         1999        1999      1998     1997(A)
                                      -------------    -------   -------     -------      -------   -------   -------
                                        (Unaudited)
Net asset value,
  beginning of period ..............      $  1.00      $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                          -------      -------   -------     -------      -------   -------   -------
Income form
  investment operations:
    Net investment
      income(B) ....................         0.01         0.04      0.06        0.01         0.04      0.05      0.05
    Less dividends from
      net investment income ........        (0.01)       (0.04)    (0.06)      (0.01)       (0.04)    (0.05)    (0.05)
                                          -------      -------   -------     -------      -------   -------   -------
Net asset value,
  end of period ....................      $  1.00      $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                          =======      =======   =======     =======      =======   =======   =======
Total return .......................        0.65%(D)     3.72%     5.93%       0.87%(D)     4.50%     5.13%     5.00%
                                          =======      =======   =======     =======      =======   =======   =======
Ratios and supplemental data:
    Net assets, end of
      period (in thousands)               $20,399      $17,798   $18,400     $29,407      $34,059   $33,713   $28,791
    Ratios to average
      net assets
      (annualized)(B)
      Expenses .....................        0.68%        0.62%     0.62%       0.62%        0.62%     0.62%     0.62%
      Net investment income                 1.30%        3.66%     5.72%       5.17%        4.41%     5.02%     4.91%
    Decrease reflected in
      above ratio due to
      Absorption of expenses
      by the manager ...............        0.03%        0.08%     0.26%       0.16%        0.10%     0.04%     0.16%

                                                   Platinum Class(C)
                                      -------------------------------------------
                                      Six Months     Year Ended      Two Months
                                        Ended        December 31,      Ended
                                       June 30,    ----------------  December 31,
                                         2002       2001     2000       1999
                                      ---------    -------  -------  ------------
                                      (Unaudited)
Net asset value,
  beginning of period ..............   $  1.00     $  1.00  $  1.00   $   1.00
                                       -------     -------  -------   --------
Income form
  investment operations:
    Net investment
      Income(B) ....................         -        0.03     0.05       0.01
    Less dividends from
      net investment lncome ........         -       (0.03)   (0.05)     (0.01)
                                       -------     -------  -------   --------
Net asset value,
  end of period ....................   $  1.00     $  1.00  $  1.00   $   1.00
                                       =======     =======  =======   ========
Total return .......................     0.43%(D)    3.22%    5.47%      0.80%(D)
                                       =======     =======  =======   ========
Ratios and supplemental data:
    Net assets, end of
      period (in thousands)            $12,135     $16,903  $12,350   $      1
    Ratios to average
      net assets
      (annualized)(B)
      Expenses .....................     1.12%       1.10%    1.10%      1.10%
      Net investment income              0.87%       3.11%    5.55%      4.69%
    Decrease reflected in
      above ratio due to
      Absorption of expenses
      by the manager ...............     0.04%       0.08%    0.14%      0.20%

---------------------
(A) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Mileage Fund was known as the American AAdvantage U.S. Treasury Money Market Mileage Fund and operated under different investment policies.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(C) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class Shares.

(D)  Not annualized.

--------------------------------------------------------------------------------

American AAdvantage Municipal Money Market Mileage Fund
Financial Highlights
(For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                   Mileage Class
                                        -----------------------------------------------------------------------------
                                        Six Months       Year Ended        Two Months
                                          Ended          December 31,         Ended          Year Ended October 31,
                                         June 30,     ------------------   December 31,   ---------------------------
                                           2002         2001       2000        1999        1999      1998       1997
                                        -----------   --------   -------     -------      -------   -------   -------
                                        (Unaudited)
Net asset value,
  beginning of period ..............      $  1.00      $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                          -------      -------   -------     -------      -------   -------   -------
Income form
  investment operations:
    Net investment
      income(A) ....................            -         0.02      0.04        0.01         0.03      0.03      0.03
    Less dividends from
      net investment income ........            -        (0.02)    (0.04)      (0.01)       (0.03)    (0.03)    (0.03)
                                          -------      -------   -------     -------      -------   -------   -------
Net asset value,
  end of period ....................      $  1.00      $  1.00   $  1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                          =======      =======   =======     =======      =======   =======   =======
Total return .......................        0.35%(C)     2.17%     3.63%       0.55%(C)     2.69%     3.16%     3.18%
                                          =======      =======   =======     =======      =======   =======   =======
Ratios and supplemental data:
    Net assets, end of
      period (in thousands)               $24,457      $25,792   $28,971     $28,693      $28,338   $24,742   $26,564
    Ratios to average
      net assets
      (annualized)(A)
      Expenses .....................        0.80%        0.65%     0.61%       0.57%        0.64%     0.65%     0.65%
      Net investment income                 0.71%        2.15%     3.58%       3.27%        2.64%     3.12%     3.13%
    Decrease reflected in
      above ratio due to
      absorption of expenses
      by the manager ...............        0.11%        0.13%     0.01%           -        0.08%     0.18%     0.13%

                                                   Platinum Class(B)
                                      -------------------------------------------
                                      Six Months     Year Ended      Two Months
                                        Ended        December 31,      Ended
                                       June 30,    ----------------  December 31,
                                         2002       2001     2000       1999
                                      ---------    -------  -------  ------------
                                      (Unaudited)
Net asset value,
  beginning of period ..............   $  1.00     $  1.00  $  1.00   $   1.00
                                       -------     -------  -------   --------
Income form
  investment operations:
    Net investment
      income(B) ....................         -        0.02     0.03       0.01
    Less dividends from
      net investment income ........         -       (0.02)   (0.03)     (0.01)
                                       -------     -------  -------   --------
Net asset value,
  end of period ....................   $  1.00     $  1.00  $  1.00   $   1.00
                                       =======     =======  =======   ========
Total return .......................     0.19%(C)    1.72%    3.05%      0.45%(C)
                                       =======     =======  =======   ========
Ratios and supplemental data:
    Net assets, end of
      period (in thousands)            $ 6,442     $ 8,464  $ 7,889   $      1
    Ratios to average
      net assets
      (annualized)(A)
      Expenses .....................     1.11%       1.10%    1.10%      1.10%
      Net investment income              0.38%       1.72%    3.29%      2.74%
    Decrease reflected in
      above ratio due to
      Absorption of expenses
      by the manager ...............     0.12%       0.13%    0.06%      0.17%

---------------------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the respective AMR Investment Services Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C)    Not annualized.

--------------------------------------------------------------------------------

AMR Investment Services Money Market Portfolio
Schedule of Investments
June 30, 2002(Unaudited)
--------------------------------------------------------------------------------

                                                                                                     Par
                                                                                                    Amount               Value
                                                                                                 -----------         -----------
                                                                                                     (dollars in thousands)
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 16.97%
Banco Popular de Puerto Rico, (Note C)
    2.16%, Due 10/1/2002.................................................................        $   200,000         $   200,000
    2.01%, Due 12/16/2002................................................................            300,000             300,000

Bank One, NA,
    2.11%, Due 4/7/2003..................................................................             25,000              25,033
    2.05%, Due 4/24/2003.................................................................             45,000              45,057
Branch Banking & Trust Company, 1.84%, Due 2/10/2003.....................................            175,000             174,979

Fleet National Bank, NA,
    2.17%, Due 8/2/2002..................................................................             25,000              25,007
    2.08%, Due 5/22/2003.................................................................             10,000              10,017

National City Bank,
    2.04%, Due 10/10/2002................................................................             25,000              25,009
    2.00%, Due 11/13/2002................................................................             43,000              43,020
    1.98%, Due 3/17/2003.................................................................             48,000              48,044
    2.05%, Due 4/17/2003.................................................................             20,000              20,019
    1.94%, Due 6/13/2003.................................................................             85,000              85,070

Wachovia Bank, NA,
    2.03%, Due 12/20/2002................................................................             87,000              87,092
    2.08%, Due 2/18/2003.................................................................             45,000              45,062
    2.05%, Due 3/19/2003.................................................................             20,000              20,027
    1.97%, Due 6/4/2003..................................................................             60,000              60,064
                                                                                                                     -----------
        TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES.......................                              1,213,500
                                                                                                                     -----------
PROMISSORY NOTES - 0.90%
Goldman Sachs Group, LP, 1.94%, Due 9/23/2002............................................             64,000              64,000
                                                                                                                     -----------
        TOTAL PROMISSORY NOTES...........................................................                                 64,000
                                                                                                                     -----------
FUNDING AGREEMENTS - 13.57%
VARIABLE RATE
General Electric Capital Assurance Company, (Note B)
    1.97%, Due 12/2/2002.................................................................            200,000             200,000
    2.00%, Due 2/3/2003..................................................................            150,000             150,000
Jackson National Life Insurance Company, 1.96%, Due 8/30/2002 (Note A)...................            100,000             100,000

Metropolitan Life Insurance Company, (Note B)
    1.99%, Due 7/19/2002.................................................................            200,000             200,000
    1.98%, Due 11/22/2002................................................................            100,000             100,000
Travelers Insurance Company, 1.96%, Due 9/11/2002 (Note B)...............................            175,000             175,000
                                                                                                                     -----------
        TOTAL VARIABLE RATE..............................................................                                925,000
                                                                                                                     -----------
FIXED RATE
Security Life of Denver, 1.98%, Due 9/23/2002............................................             45,000              45,000
                                                                                                                     -----------
        TOTAL FIXED RATE.................................................................                                 45,000
                                                                                                                     -----------
        TOTAL FUNDING AGREEMENTS.........................................................                                970,000
                                                                                                                     -----------
ASSET-BACKED COMMERCIAL PAPER, 144A (Notes D and E) - 23.83%
Edison Asset Securitization,
    1.92%, Due 8/16/2002.................................................................            150,000             149,632
    1.91%, Due 9/16/2002.................................................................            300,000             298,774

FCAR Owner Trust, Series I,
    1.88%, Due 9/13/2002.................................................................            100,000              99,614
    1.92%, Due 10/7/2002.................................................................             50,000              49,739
    1.91%, Due 11/6/2002.................................................................            200,000             198,642

Golden Funding Corporation,
    1.90%, Due 7/1/2002..................................................................             23,760              23,760
    1.96%, Due 8/13/2002.................................................................             58,500              58,363

Moriarty, LLC,
    1.85%, Due 7/8/2002..................................................................             32,000              31,988
    1.95%, Due 8/9/2002..................................................................            300,000             299,366

                             See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Money Market Portfolio
Schedule of Investments -- Continued
June 30, 2002(Unaudited)
--------------------------------------------------------------------------------

                                                                                                     Par
                                                                                                    Amount               Value
                                                                                                 -----------         -----------
                                                                                                      (dollars in thousands)
Scaldis Capital, LLC,
    1.90%, Due 7/5/2002..................................................................         $   24,869         $    24,864
    2.00%, Due 10/15/2002................................................................             17,484              17,381
    2.00%, Due 11/1/2002.................................................................             80,191              79,643
    1.85%, Due 11/20/2002................................................................             30,219              29,998
    1.88%, Due 12/9/2002.................................................................             24,394              24,189

Sigma Financial, Incorporated,
    1.87%, Due 10/9/2002.................................................................             43,582              43,356
    1.95%, Due 10/22/2002................................................................             10,500              10,436
    1.96%, Due 10/24/2002................................................................             84,000              83,474
    1.87%, Due 10/28/2002................................................................             50,000              49,691
    1.96%, Due 10/31/2002................................................................             59,450              59,055
    1.88%, Due 11/7/2002.................................................................             25,000              24,832
    1.99%, Due 11/8/2002.................................................................             47,350              47,010
                                                                                                                     -----------
        TOTAL ASSET-BACKED COMMERCIAL PAPER..............................................                              1,703,807
                                                                                                                     -----------
COMMERCIAL PAPER (Note E) - 25.76%
Abbey National, 1.85%, Due 10/1/2002.....................................................            250,000             248,815
AIG Funding, Incorporated, 1.90%, Due 10/18/2002.........................................             40,086              39,855
BNP Paribas Financial, 1.92%, Due 9/19/2002..............................................             50,000              49,787
Deutsche Bank Financial, 1.76%, Due 9/30/2002............................................            400,000             398,220
General Electric Capital Corporation,
    1.87%, Due 8/16/2002.................................................................            400,000             399,044
    1.94%, Due 9/19/2002.................................................................            100,000              99,569
Societe Generale North America, Incorporated, 1.85%, Due 9/3/2002........................            136,500             136,051

Spintab-Swedmortgage AB,
    1.88%, Due 9/6/2002..................................................................            100,000              99,650
    1.92%, Due 2/12/2003.................................................................             72,000              71,995

Wells Fargo Financial Company,
    1.90%, Due 10/3/2002.................................................................             50,000              49,752
    1.92%, Due 10/21/2002................................................................             50,000              49,701
    1.92%, Due 10/28/2002................................................................             50,000              49,683
    1.91%, Due 11/4/2002.................................................................             50,000              49,666
Westdeutsche Landesbank, 1.92%, Due 9/23/2002, 144A (Note D).............................            100,000              99,552
                                                                                                                     -----------
        TOTAL COMMERCIAL PAPER ..........................................................                              1,841,340
                                                                                                                     -----------
VARIABLE RATE MEDIUM-TERM NOTES - 18.09%
American Honda Finance Corporation, 144A (Note D)
    1.97%, Due 1/17/2003.................................................................             40,000              40,010
    1.88%, Due 2/25/2003.................................................................             70,000              70,000
    1.89%, Due 5/13/2003.................................................................            100,000             100,000
    1.87%, Due 5/14/2003.................................................................            200,000             200,000
    1.96%, Due 6/11/2003.................................................................             10,000              10,009
Associates Corporation of North America, 2.17%, Due 5/8/2003.............................             46,505              46,622

Bank of America Corporation,
    1.98%, Due 2/4/2003..................................................................             35,500              35,521
    2.09%, Due 7/7/2003..................................................................             35,000              35,027
Citigroup, Incorporated, 2.06%, Due 7/17/2003............................................            190,000             190,292

Credit Suisse First Boston,
    2.05%, Due 12/6/2002.................................................................             25,000              25,020
    2.00%, Due 12/11/2002, 144A (Note D).................................................             74,250              74,310
    2.13%, Due 4/28/2003.................................................................             25,000              25,044
    2.49%, Due 7/18/2003.................................................................             13,200              13,273

JP Morgan Chase and Company,
    2.05%, Due 1/30/2003.................................................................             36,700              36,733
    2.01%, Due 2/28/2003.................................................................             20,000              20,020
    1.99%, Due 3/14/2003.................................................................             20,000              20,022
Merrill Lynch & Company, 2.09%, Due 7/24/2002............................................             15,000              15,002

                             See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Money Market Portfolio
Schedule of Investments -- Continued
June 30, 2002(Unaudited)
--------------------------------------------------------------------------------

                                                                                                     Par
                                                                                                    Amount               Value
                                                                                                 -----------         ------------
                                                                                                      (dollars in thousands)
Morgan Stanley Dean Witter Company,
    2.06%, Due 10/15/2002 ...............................................................         $   10,000         $    10,003
    2.15%, Due 1/16/2003 ................................................................             19,800              19,826
    2.10%, Due 2/21/2003 ................................................................             15,000              15,023
    2.09%, Due 3/6/2003 .................................................................             10,000              10.016

Salomon Smith Barney Holdings,
    1.99%, Due 9/11/2002 ................................................................             20,000              20,005
    2.13%, Due 1/24/2003 ................................................................             28,000              28,031
    2.14%, Due 2/11/2003 ................................................................             41,300              41,368
    2.18%, Due 4/28/2003 ................................................................             40,500              40,597
    2.20%, Due 6/6/2003 .................................................................             20,000              20,065
    2.22%, Due 7/24/2003 ................................................................             17,000              17,059

Wells Fargo & Company,
    2.09%, Due 10/10/2002 ...............................................................             44,000              44,016
    1.99%, Due 10/30/2002 ...............................................................             45,000              45,018
    1.93%, Due 3/31/2003 ................................................................             25,000              25,021
                                                                                                                      ----------
        TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                                          1,292,953
                                                                                                                      ----------
                                                                                                     Shares
                                                                                                  ----------
OTHER SHORT-TERM INVESTMENTS - 0.99%
AIM Liquid Assets .......................................................................          7,626,905               7,627
One Group Money Market Institutional Shares .............................................         63,445,732              63,446
                                                                                                                      ----------
        TOTAL OTHER SHORT-TERM INVESTMENTS ..............................................                                 71,073
                                                                                                                      ----------
TOTAL INVESTMENTS - 100.11% (Cost $7,156,673) ...........................................                              7,156,673
                                                                                                                      ----------
LIABILITIES, NET OF OTHER ASSETS - (0.11%) ..............................................                                 (7,766)
                                                                                                                      ----------
TOTAL NET ASSETS - 100% .................................................................                             $7,148,907
                                                                                                                      ==========

--------------

Based on the cost of investments of $7,156,673 for federal income tax purposes at June 30, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.
(B) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.
(C) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.
(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,297,688 or 32.14% of net assets.
(E) Rates associated with money market securities represent discount rate at time of purchase.

ABBREVIATIONS:

AB - Company
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association

                             See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services U.S. Government Money Market Portfolio
Schedule of Investments
June 30, 2002(Unaudited)
-------------------------------------------------------------------------------

                                                                                  Par
                                                                                 Amount                   Value
                                                                              ------------             -----------
                                                                                      (dollars in thousands)
REPURCHASE AGREEMENTS (Notes A and B) - 47.06%
Credit Suisse First Boston Corporation, 1.98%, Due 7/1/2002..................  $   117,398              $  117,398
UBS Securities, LLC, 1.98%, Due 7/1/2002.....................................      115,000                 115,000
                                                                                                        ----------
    TOTAL REPURCHASE AGREEMENTS .............................................                              232,398
                                                                                                        ----------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 47.87%
Federal Home Loan Bank,
  Discount Note, 1.70%, Due 7/1/2002  (Note C)...............................        1,340                   1,340
  Discount Note, 1.85%, Due 10/25/2002 (Note C)..............................       17,640                  17,536
  Discount Note, 1.93%, Due 10/30/2002 (Note C)..............................        5,000                   4,968
  Floating Rate Note, 1.76%, Due 2/19/2003...................................       20,000                  20,000

Federal Home Loan Mortgage Corporation, (Note C)
  Discount Note, 1.90%, Due 7/1/2002.........................................       20,000                  20,000
  Discount Note, 1.87%, Due 7/18/2002........................................        7,550                   7,543
  Discount Note, 1.86%, Due 8/15/2002........................................        7,000                   6,984
  Discount Note, 1.74%, Due 10/10/2002.......................................        5,000                   4,976
  Discount Note, 1.85%, Due 10/23/2002.......................................        4,938                   4,909
  Discount Note, 1.88%, Due 10/28/2002.......................................        2,987                   2,968
  Discount Note, 1.89%, Due 11/7/2002........................................        8,994                   8,933
  Discount Note, 1.86%, Due 12/5/2002........................................        5,000                   4,959
  Discount Note, 1.80%, Due 1/8/2003.........................................       15,000                  14,857

Federal National Mortgage Association, (Note C)
  Discount Note, 1.83%, Due 7/10/2002........................................        1,656                   1,655
  Discount Note, 2.65%, Due 7/26/2002........................................        2,000                   1,996
  Discount Note, 1.84%, Due 8/5/2002.........................................       12,104                  12,082
  Discount Note, 1.85%, Due 8/7/2002.........................................        3,641                   3,634
  Discount Note, 1.81%, Due 8/8/2002.........................................       10,200                  10,181
  Discount Note, 1.88%, Due 8/23/2002........................................       10,000                   9,972
  Discount Note, 1.85%, Due 9/16/2002........................................       25,000                  24,901
  Discount Note, 1.87%, Due 10/2/2002........................................        4,000                   3,981
  Discount Note, 1.84%, Due 10/4/2002........................................       10,000                   9,951
  Discount Note, 1.88%, Due 10/23/2002.......................................        3,425                   3,405
  Discount Note, 1.93%, Due 10/30/2002.......................................       10,000                   9,935
  Discount Note, 1.88%, Due 11/6/2002........................................       19,933                  19,800
  Discount Note, 1.86%, Due 11/20/2002.......................................        5,000                   4,963
                                                                                                        ----------
    TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS.................................                              236,429
                                                                                                        ----------

                                                                                   Shares
                                                                               -----------
SHORT-TERM INVESTMENTS - 5.06%
AIM Government Money Market Fund ............................................    5,000,000                   5,000
One Group Institutional Money Market Fund ...................................   20,001,000                  20,001
                                                                                                        ----------
    TOTAL SHORT-TERM INVESTMENTS.............................................                               25,001
                                                                                                        ----------
TOTAL INVESTMENTS - 99.99% (Cost $493,828)  .................................                              493,828
                                                                                                        ----------
OTHER ASSETS, NET OF LIABILITIES - 0.01%   ..................................                                   53
                                                                                                        ----------
TOTAL NET ASSETS - 100%   ...................................................                           $  493,881
                                                                                                        ==========

--------------
Based on the cost of investments of $493,828 for federal income tax purposes at June 30, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Port- folio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.
(B) Collateral held at the Chase Manhattan Bank and Trust by Credit Suisse First Boston Corporation, 3.80%-9.65%, Due 10/15/2004-9/26/2019, Market
     Value - $117,417,863.06; and by UBS Securities, LLC, 6.00%-6.50%, Due
     7/1/2030-3/1/2032, Market Value - $115,018,975.00.
(C)  Rates represent discount rate.

                             See accompanying notes
-------------------------------------------------------------------------------

AMR Investment Services Municipal Money Market Portfolio
Schedule of Investments
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Par
                                                                                                           Amount      Value
                                                                                                       -----------   ---------
                                                                                                        (dollars in thousands)
MUNICIPAL OBLIGATIONS - 99.62%
COMMERCIAL PAPER (Note A) - 6.64%
The Economic Development Corporation of the Township of Cornell Michigan Environmental
  Improvement Revenue Bonds, (Mead-Escanala Paper Company Project), Series 1986, 1.65%,
  Due 3/5/2002, LOC Credit Suisse First Boston .................................................         $  1,500    $  1,500
Florida Municipal Power Agency Commercial Paper Notes (Initial Pooled Loan Project),
  Series A, 1.40%, Due 2/11/2002, LOC First Union National Bank ................................            4,400       4,400
Mecklenburg County, Virginia Industrial Development Authority, Exempt Facility Revenue
  Refunding Bonds, (UAE Mecklenberg Cogeneration LP Project), Series 2001, 2.10%,
  Due 6/28/2002, LOC BNP Paribas ...............................................................            1,500       1,500
Montgomery County, Pennsylvania Industrial Development Pollution Control Revenue Bonds (Peco
  Energy Project), Series 1996, 1.45%, Due 3/8/2002, LOC Canadian Imperial Bank of Commerce.                1,400       1,400
                                                                                                                     --------
    TOTAL COMMERCIAL PAPER .....................................................................                        8,800
                                                                                                                     --------
TAX AND REVENUE ANTICIPATION NOTES (Note A) - 5.49%
State of Texas Tax and Revenue Anticipation Notes, 3.75%, Due 8/29/2002 ........................            7,250       7,269
                                                                                                                     --------
    TOTAL TAX AND REVENUE ANTICIPATION NOTES ...................................................                        7,269
                                                                                                                     --------
VARIABLE RATE DEMAND OBLIGATIONS (Note A) - 87.49%

ARIZONA - 3.37%

Arizona Health Facilities Authority Revenue Bonds (Pooled Loan Program), Bond Insurance -
  FGIC, 1.36%, Due 10/1/2015, SPA Chase Manhattan Bank .........................................            4,460       4,460
                                                                                                                     --------
    TOTAL ARIZONA ..............................................................................                        4,460
                                                                                                                     --------
COLORADO - 2.49%

Moffat County, Colorado Pollution Control Revenue Bonds (Ute Electric Company Project),
  Bond Insurance - Ambac Assurance Corporation, Series 1984, 1.55%, Due 7/1/2010,
  SPA Societe Generale .........................................................................            3,300       3,300
                                                                                                                     --------
    TOTAL COLORADO .............................................................................                        3,300
                                                                                                                     --------
FLORIDA - 7.80%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds
  (University Cove Apartment Project), Series 2001, 1.35%, Due 6/15/2034,
  LOC Southtrust Bank, NA ......................................................................            4,900       4,900
Sarasota County Public Hospital District, Variable Rate Demand Hospital Revenue Bonds, Series A
  (Sarasota Memorial Hospital Project), Commercial Paper Mode, 1.35%, Due 10/11/2002,
  LOC Suntrust Bank ............................................................................            1,500       1,500
Florida Housing Financial Agency Housing Revenue Bonds (Heron Park Project), Series 1996U,
  1.26%, Due 12/1/2029, LOC Bank of America Corporation ........................................            3,930       3,930
                                                                                                                     --------
    TOTAL FLORIDA ..............................................................................                       10,330
                                                                                                                     --------
GEORGIA - 5.49%

Clayton County, Georgia Housing Authority (Kimberly Forest Apartments Project), Series B, Bond
  Insurance - Financial Security Assurance, 1.25%, Due 1/1/2021, SPA Societe Generale ..........            1,015       1,015
Housing Authority of Clayton County, Georgia, Floating Rate Demand Multifamily Housing Revenue
  Bonds, Series 1985 (Rivers Edge Development Project), 1.30%, Due 8/1/2006, LOC Wachovia
  Bank, NA .....................................................................................            1,760       1,760
Municipal Electric Authority of Georgia, Commercial Paper, Series B (Project I), 1.30%,
  Due 7/9/2002, ................................................................................            2,000       2,000
Urban Residential Finance Authority of the City of Atlanta, Georgia Multifamily Housing Revenue
  Bonds (New Community at East Lake Phase I Project), Series 1996, 1.35%, Due 11/1/2028, LOC
  Bank of America Corporation ..................................................................            2,500       2,500
                                                                                                                     --------
    TOTAL GEORGIA ..............................................................................                        7,275
                                                                                                                     --------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Municipal Money Market Portfolio
Schedule of Investments -- Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par
                                                                                                          Amount       Value
                                                                                                       -----------   --------
                                                                                                       (dollars in thousands)
ILLINOIS - 2.66%
Illinois Development Finance Authority, Adjustable Rate Industrial Development Revenue Bonds,
  Series 1995B (Royal Continental Box Project), 1.35%, Due 4/1/2010, LOC LaSalle Bank, NA .......        $  2,450    $  2,450
Solid Waste Disposal Facility Revenue Bonds for the County of Lake, Illinois
  (Countryside Landfill Inc. Project), Series 1996, 1.40%, Due 4/1/2021,
  LOC JP Morgan Chase Bank ......................................................................           1,070       1,070
                                                                                                                     --------
    TOTAL ILLINOIS ..............................................................................                       3,520
                                                                                                                     --------
INDIANA - 2.72%

City of Elkhart, Indiana Industrial Development Authority, Adjustable Rate Industrial Development
  Revenue Bonds, Series 2002 (KibbeChem, Inc. Project), 1.53%, Due 6/1/2027,
  LOC LaSalle Bank, NA ..........................................................................           2,600       2,600
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds (ND-Tech Corporation
  Project), Series 1989, 1.40%, Due 7/1/2009, LOC Societe Generale ..............................           1,000       1,000
                                                                                                                     --------
    TOTAL INDIANA ...............................................................................                       3,600
                                                                                                                     --------
KENTUCKY - 3.40%

County of Carroll, Kentucky, Solid Waste Disposal Revenue Bonds, Series 2001 (North American
  Stainless, LLC Project), 1.28%, Due 5/1/2031, LOC Fifth Third Bank ............................           1,600       1,600
Lexington-Fayette Urban County, Kentucky, Variable Rate Industrial Building Revenue Bonds,
  EPI Corporation Project, 1.65%, Due 12/1/2006, LOC PNC Bank, NA ...............................           2,900       2,900
                                                                                                                     --------
    TOTAL KENTUCKY ..............................................................................                       4,500
                                                                                                                     --------
LOUISIANA - 1.20%

Calcasieu Parish Public Trust Authority, Waste Disposal Revenue Bonds, Series 1997
  (WPT Corporation Project), 1.40%, Due 12/1/2027, LOC JP Morgan Chase Bank .....................           1,589       1,589
                                                                                                                     --------
    TOTAL LOUISIANA .............................................................................                       1,589
                                                                                                                     --------
MAINE - 4.53%

Finance Authority of Maine, Variable Rate Revenue Bonds, Series 2002 (Jackson Laboratory Project),
  1.30%, Due 7/1/2031, LOC Fleet National Bank ..................................................           6,000       6,000
                                                                                                                     --------
    TOTAL MAINE .................................................................................                       6,000
                                                                                                                     --------
MARYLAND - 1.89%

Housing Opportunities Commission of Montgomery County, Maryland Variable Rate Housing
  Revenue Bonds (The Grand), Series 1997 Issue I, 1.33%, Due 6/1/2030, LOC Bank of
  New York Company, Incorporated ................................................................           2,500       2,500
                                                                                                                     --------
    TOTAL MARYLAND ..............................................................................                       2,500
                                                                                                                     --------
MICHIGAN - 8.08%

Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, Bond
  Insurance - Ambac Assurance Corporation, Series XII-X, 1.33%, Due 9/1/2031, SPA Lloyds ........           3,700       3,700
Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds, Series 1990 (Grayling Generating
  Station Project), 1.30%, Due 1/1/2014, LOC Barclays Bank, PLC .................................           7,000       7,000
                                                                                                                     --------
    TOTAL MICHIGAN ..............................................................................                      10,700
                                                                                                                     --------
MISSOURI - 1.13%

Industrial Development Authority of Saint Charles, Missouri Industrial Development Revenue
  Bonds (Moson Holdings/Eclochen Inc. Project), Series 1997, 1.35%, Due 10/1/2012,
  LOC Bank of America Corporation ...............................................................           1,500       1,500
                                                                                                                     --------
    TOTAL MISSOURI ..............................................................................                       1,500
                                                                                                                     --------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Municipal Money Market Portfolio
Schedule of Investments -- Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par
                                                                                                          Amount       Value
                                                                                                        ---------    ---------
                                                                                                        (dollars in thousands)
OHIO - 5.65%
Ohio State Air Quality Development Authority Revenue Bonds (JMG-Funding Limited Partnership
  Project), Series 1994A, 1.33%, Due 4/1/2029, LOC Societe Generale .............................        $  3,400    $  3,400
Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B
  (Waste Management, Incorporated, Project), 1.50%, Due 7/1/2020, LOC Fleet National Bank .......           1,700       1,700
State of Ohio Environmental Revenue Bonds (Newark Group Industries, Inc.), Series 1996, 1.38%,
  Due 12/1/2026, LOC JP Morgan Chase Bank .......................................................           2,380       2,380
                                                                                                                     --------
    TOTAL OHIO ..................................................................................                       7,480
                                                                                                                     --------
OREGON - 1.59%

Port of Portland, Oregon, Pollution Control Revenue Refunding Bonds, Series 1985
  (Reynolds Metals Company Project), 1.90%, Due 12/1/2009, LOC Bank of Nova Scotia ..............           2,100       2,100
                                                                                                                     --------
    TOTAL OREGON ................................................................................                       2,100
                                                                                                                     --------
PENNSYLVANIA - 11.29%

Berks County Industrial Development Authority Variable Rate Demand Manufacturing Facilities
  Revenue Bonds (Grafika Commerial Printing Inc.), Series 1995, 1.40%, Due 9/1/2010,
  LOC First Union National Bank .................................................................           1,710       1,710
Chartiers Valley, Pennsylvania Industrial and Commercial Development Authority Commercial
  Development Bonds (William Penn Plaza Project), 1.55%, Due 12/1/2016,
  LOC PNC Bank, NA ..............................................................................           1,000       1,000
Montgomery County, Pennsylvania Industrial Development Authority, Pollution Control Revenue
  Bonds, Commercial Paper Mode, 1.50%, Due 8/27/2002, LOC Bank One Illinois .....................           3,000       3,000
Northumberland County, Pennsylvania Industrial Development Authority Resource Recovery
  Revenue Bonds (Foster Wheeler Mt. Carmel, Incorporated Project), Series 1987A, 1.35%,
  Due 2/1/2010, LOC Union Bank of Switzerland ...................................................           1,000       1,000
Northumberland County, Pennsylvania Industrial Development Authority Resource Recovery
  Revenue Bonds (Foster Wheeler Mt. Carmel, Incorporated Project), Series 1987B, 1.35%,
  Due 2/1/2010, LOC Union Bank of Switzerland ...................................................             545         545
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,
  Series 2001A (Reliant Energy - Seward, LLC Project), 1.45%, Due 12/1/2036,
  LOC Westdeutsche Landesbank ...................................................................           7,000       7,000
Schuykill County, Pennsylvania Industrial Development Authority Revenue Bonds, 1.25%,
  Due 12/1/2002, LOC Mellon Bank, N.A. ..........................................................             700         700
                                                                                                                     --------
    TOTAL PENNSYLVANIA ..........................................................................                      14,955
                                                                                                                     --------
SOUTH CAROLINA - 1.28%

South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds,
  Series 1998 (Klockner Namasco Corporation Project), 1.35%, Due 4/1/2008,
  LOC Bayeriche Landesbank ......................................................................           1,700       1,700
                                                                                                                     --------
    TOTAL SOUTH CAROLINA ........................................................................                       1,700
                                                                                                                     --------
TEXAS - 11.44%

Brazos Harbor Industrial Development Corporation, Variable Rate Demand Solid Waste
  Disposal Revenue Bonds, Series 2002 (Republic Waste Services of Texas, Ltd. Project), 1.35%,
  Due 12/1/2024, LOC Bank of America ............................................................           7,000       7,000
Hunt County, Texas Industrial Development Corporation (Trico Industries Project),
  Series 1987, 1.30% Due 9/1/2006, LOC ABN/AMRO Holding, N.V. ...................................           2,130       2,130
Mansfield, Texas Industrial Development Corporation, Variable Rate Demand Revenue Bonds,
  (Pier 1 Imports - Texas Incorporated Project), Series 1986, 1.43%, Due 11/1/2026,
  LOC Bank One, Texas, NA .......................................................................           4,000       4,000
Port of Houston of Harris County, Texas Unlimited Tax Port Improvement Bonds, Bond
  Insurance - FGIC, Series 1996, 1.70%, Due 10/1/2002, LOC FGIC .................................           2,000       2,019
                                                                                                                     --------
    TOTAL TEXAS .................................................................................                      15,149
                                                                                                                     --------

                             See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Municipal Money Market Portfolio
Schedule of Investments -- Continued
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Par
                                                                                                          Amount       Value
                                                                                                       -----------   ---------
                                                                                                        (dollars in thousands)
VERMONT - 1.13%
Vermont, Industrial Development Authority (Ryegate Project), Series 1990, 1.35%, Due 12/1/2015,
  LOC ABN/AMRO Holding, N.V. ....................................................................        $  1,500    $  1,500
                                                                                                                     --------
    TOTAL VERMONT ...............................................................................                       1,500
                                                                                                                     --------
VIRGINIA - 1.13%

Industrial Development Authority of King George County, Virginia, Variable Rate Demand Exempt
  Facility Revenue Bonds, Series 1995 (Birchwood Power Partners Project), 1.95%, Due 11/1/2025,
  LOC Credit Suisse First Boston ................................................................           1,500       1,500
                                                                                                                     --------
    TOTAL VIRGINIA ..............................................................................                       1,500
                                                                                                                     --------
WASHINGTON - 4.62%

Pierce County, Washington Economic Development Corporation Dock & Wharf Facilities
  Revenue Bonds (SCS Industries Project), Series 1995, 1.40%, Due 7/1/2030,
  LOC Bank of Nova Scotia .......................................................................           3,585       3,585
Pierce County, Washington Economic Development Corporation Variable Rate Demand
  Revenue Bonds (T.C. Products Incorporated Project), Series 1994, 1.35%, Due 10/1/2014,
  LOC First Union National Bank .................................................................           1,535       1,535
Port Angeles, Washington Industrial Development Corporation, Variable Rate Demand
  Revenue Bonds, (Daishowa America Project), Series 1992, 1.90%, Due 8/1/2007,
  LOC Bank of Nova Scotia .......................................................................           1,000       1,000
                                                                                                                     --------
    TOTAL WASHINGTON ............................................................................                       6,120
                                                                                                                     --------
WISCONSIN - 4.60%

City of Whitewater, Wisconsin Industrial Development Revenue Bonds (MacLean-Fogg
  Company Project), Series 1989, 1.40%, Due 12/1/2009, LOC Bank of America Corporation ..........           1,000       1,000
City of Whitewater, Wisconsin, Variable/Fixed Rate Demand Industrial Development
  Revenue Bonds, Series 1997 (HUSCO International, Incorporated Project), 1.35%,
  Due 12/1/2012, LOC LaSalle Bank, NA ...........................................................           3,000       3,000
Wisconsin State Health and Education Facilities Authority Revenue Bonds (Felician
  Services Project), Bond Insurance - Ambac Assurance Corporation, Series A, 1.33%,
  Due 1/1/2020, SPA First Chicago NBD Corporation ...............................................           2,100       2,100
                                                                                                                     --------
    TOTAL WISCONSIN .............................................................................                       6,100
                                                                                                                     --------
    TOTAL VARIABLE RATE DEMAND OBLIGATIONS ......................................................                     115,878
                                                                                                                     --------
    TOTAL MUNICIPAL OBLIGATIONS .................................................................                     131,947
                                                                                                                     ========
                                                                                                         Shares
                                                                                                       ----------
OTHER INVESTMENTS - 0.06%
Dreyfus Municipal Cash Management Plus ..........................................................           1,668           2
Federated Municipal Obligations Fund ............................................................          92,180          92
                                                                                                                     --------
    TOTAL OTHER INVESTMENTS .....................................................................                          94
                                                                                                                     --------
TOTAL INVESTMENTS (Note A) - 99.68% (Cost $132,041) .............................................                     132,041
                                                                                                                     --------
OTHER ASSETS, NET OF LIABILITIES - 0.32% ........................................................                         426
                                                                                                                     --------
TOTAL NET ASSETS - 100% .........................................................................                    $132,467
                                                                                                                     ========

------------------------------

Based on the cost of investments of $132,041 for federal income tax purposes at June 30, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

ABBREVIATIONS:

FGIC - Financial Guaranty Insurance Company
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
NV - Company
SPA - Support Agreement

                             See accompanying notes
--------------------------------------------------------------------------------

AMR Investment Services Trust Portfolios
Statements of Assets and Liabilities
June 30, 2002(Unaudited)
-------------------------------------------------------------------------------

                                                                                         U.S. Government        Municipal
                                                                      Money Market        Money Market         Money Market
                                                                      ------------       ---------------       ------------
                                                                                          (in thousands)
Assets:
  Investments in securities at value (cost - $7,156,673;
    $261,430, $132,041, respectively)............................     $  7,156,673         $     261,430         $  132,041
  Repurchase agreements (cost - $0, $232,398; $0,
    respectively)................................................                -               232,398                  -
  Dividends and interest receivable..............................           10,169                    91                438
                                                                      ------------         -------------         ----------
       Total assets..............................................        7,166,842               493,919            132,479
                                                                      ------------         -------------         ----------
Liabilities:
  Payable for investmentspurchased...............................           17,131                     -                  -
  Management and investment advisory fees payable (Note 2).......              670                    37                 12
  Other liabilities..............................................              134                     1                  -
                                                                      ------------         -------------         ----------
       Total liabilities.........................................           17,935                    38                 12
                                                                      ------------         -------------         ----------
Net assets applicable to investors' beneficial interests.........     $  7,148,907         $     493,881         $  132,467
                                                                      ============         =============         ==========

                             See accompanying notes
-------------------------------------------------------------------------------

AMR Investment Services Trust Portfolios
Statements of Operations
Six Months Ended June 30, 2002(Unaudited)
-------------------------------------------------------------------------------

                                                                                         U.S. Government         Municipal
                                                                      Money Market        Money Market         Money Market
                                                                      ------------       ---------------       ------------
                                                                                         (in thousands)
Investment Income:
  Interest income................................................     $    109,887         $    3,933            $    878
                                                                      ------------         ----------            --------
       Total investment income...................................          109,887              3,933                 878
                                                                      ------------         ----------            --------
Expenses:
  Management and investment advisory fees (Note 2)...............            5,384                200                  58
  Custodian fees.................................................              170                 21                  12
  Professional fees..............................................               41                  1                   -
  Other expenses.................................................              123                  2                   1
                                                                      ------------         ----------            --------
       Total expenses............................................            5,718                224                  71
                                                                      ------------         ----------            --------
Net investment income............................................          104,169              3,709                 807
                                                                      ------------         ----------            --------
Realized Gain (Loss) on Investments:
  Net realized gain (loss) on investments........................              (38)                26                   -
                                                                      ------------         ----------            --------
       Net gain (loss) on investments............................              (38)                26                   -
                                                                      ------------         ----------            --------
Net increase in net assets resulting from operations.............     $    104,131         $    3,735            $    807
                                                                      ============         ==========            ========

                             See accompanying notes
-------------------------------------------------------------------------------

AMR Investment Services Trust Portfolios
Statements of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                                                    Money Market
                                                                                       --------------------------------------
                                                                                         Six Months
                                                                                           Ended                  Year Ended
                                                                                       June 30, 2002             December 31,
                                                                                        (Unaudited)                  2001
                                                                                       -------------             ------------
                                                                                                   (in thousands)
Increase (Decrease) in Net Assets:
Operations:
  Net investment income....................................................            $     104,169             $    393,466
  Net realized gain (loss) on investments..................................                      (38)                   1,556
                                                                                       -------------             ------------
       Total increase in net assets resulting from operations..............                  104,131                  395,022
                                                                                       -------------             ------------
Transactions in Investors' Beneficial Interests:
  Contributions............................................................               60,091,638               72,574,660
  Withdrawals..............................................................              (61,311,769)             (69,694,620)
                                                                                       -------------             ------------
       Net increase (decrease) in net assets resulting from
          transactions in investors' beneficial interests..................               (1,220,131)               2,880,040
                                                                                       -------------             ------------
Net increase (decrease) in net assets......................................               (1,116,000)               3,275,062
                                                                                       -------------             ------------
Net Assets:
  Beginning of period......................................................                8,264,907                4,989,845
                                                                                       -------------             ------------
  End of period..............................................................          $   7,148,907             $  8,264,907
                                                                                       =============             ============

                             See accompanying notes
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

    U.S. Government Money Market                               Municipal Money Market
----------------------------------------               ---------------------------------------
 Six Months                                              Six Months
   Ended                     Year Ended                    Ended                   Year Ended
June 30, 2002               December 31,               June 30, 2002              December 31,
 (Unaudited)                    2001                    (Unaudited)                   2001
-------------               ------------               -------------              ------------
                                         (in thousands)
  $    3,709                 $   10,024                 $       807                 $   3,299
          26                         66                           -                         -
  ----------                 ----------                 -----------                 ---------
       3,735                     10,090                         807                     3,299
  ----------                 ----------                 -----------                 ---------

   1,552,063                  1,074,932                     125,113                   178,329
  (1,357,739)                (1,001,453)                    (91,675)                 (215,741)
  ----------                 ----------                 -----------                 ---------

     194,324                     73,479                      33,438                   (37,412)
  ----------                 ----------                 -----------                 ---------
     198,059                     83,569                      34,245                   (34,113)
  ----------                 ----------                 -----------                 ---------

     295,822                    212,253                      98,222                   132,335
  ----------                 ----------                 -----------                 ---------
   $ 493,881                 $  295,822                 $   132,467                 $  98,222
  ==========                 ==========                 ===========                 =========

                             See accompanying notes
-------------------------------------------------------------------------------

AMR Investment Services Trust Portfolios
Financial Highlights
-------------------------------------------------------------------------------

                                                                               Money Market
                                             --------------------------------------------------------------------------------
                                              Six Months       Year Ended        Two Months
                                                Ended         December 31,         Ended             Year Ended October 31,
                                               June 30,    -----------------     December 31,     ---------------------------
                                                 2002       2001       2000         1999           1999      1998       1997
                                             -----------   ------     ------    -------------     ------    ------     ------
                                             (Unaudited)
Total Return...........................        0.96%(A)     4.30%       N/A          N/A            N/A       N/A        N/A
Ratios to average net assets:
  Expenses.............................        0.11%        0.11%      0.11%        0.11%          0.11%     0.16%      0.16%
  Net investment income................        1.93%        3.95%      6.40%        5.77%          5.11%     5.56%      5.52%

---------------------
(A)     Not annualized.

                             See accompanying notes
-------------------------------------------------------------------------------

---------------------------------------------------------------------

                    U.S. Government Money Market
---------------------------------------------------------------------
Six Months     Year Ended      Two Months
  Ended        December 31,      Ended        Year Ended October 31,
 June 30,    ---------------   December 31,  ------------------------
   2002       2001     2000       1999        1999     1998     1997
-----------  ------   ------   ------------  ------   ------   ------
(Unaudited)
0.93%(A)     4.24%     N/A         N/A         N/A      N/A      N/A

0.11%        0.11%    0.13%      0.12%       0.12%    0.17%    0.19%
1.85%        3.99%    6.27%      5.67%       4.89%    5.45%    5.32%

---------------------------------------------------------------------

                    Municipal Money Market
---------------------------------------------------------------------
Six Months     Year Ended      Two Months
  Ended        December 31,      Ended        Year Ended October 31,
 June 30,    ---------------   December 31,  ------------------------
   2002       2001     2000       1999        1999     1998     1997
-----------  ------   ------   ------------  ------   ------   ------
(Unaudited)
0.68%(A)     2.71%     N/A        N/A         N/A      N/A      N/A

0.12%        0.13%    0.13%      0.14%       0.15%    0.19%    0.18%
1.39%        2.71%    4.05%      3.69%       3.13%    3.55%    3.59%

                             See accompanying notes
-------------------------------------------------------------------------------

AMR Investment Services Trust
Notes to Financial Statements
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

     AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio, AMR Investment Services U.S. Government Money Market Portfolio and AMR Investment Services Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

   Security Valuation

     Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

   Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

   Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

--------------------------------------------------------------------------------

AMR Investment Services Trust
Notes to Financial Statements - Continued
June 30, 2002(Unaudited)
--------------------------------------------------------------------------------

   Use of Estimates

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

2.  Transactions with Affiliates

   Management Agreement

     The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .10% of the average daily net assets of each of the Portfolios.

   Other

     Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $45,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2002, the cost of air transportation was not material to any of the Funds.

--------------------------------------------------------------------------------

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

                                    [LOGO]
-------------------------------------------------------------------------------

To obtain more information about the Funds:

             [GRAPHIC]                                    [GRAPHIC]
             By E-mail:                               On the Internet:
  American AAdvantage.Funds@aa.com         Visit our website at www.aafunds.com

-------------------------------------------------------------------------------

                  [GRAPHIC]                                              [GRAPHIC]
                 By Telephone:                                             By Mail:
  Mileage Class(R)       Platinum Class(sm)            Mileage Class(R)                 Platinum Class(sm)
  -------------          --------------                -------------                    --------------
Call (800) 388-3344     Call (800) 967-9009        American AAdvantage Funds        American AAdvantage Funds
                                                       P.O. Box 219643               P.O. Box 619003, MD 2450
                                                  Kansas City, MO 64121-9643        DFW Airport, TX 75261-9003

Fund Service Providers:

  ---------------------------     --------------------------------     ---------------------        ----------------------
  CUSTODIAN                       TRANSFER  AGENT                      INDEPENDENT  AUDITORS        DISTRIBUTOR
  State Street Bank and Trust     National Financial Data Services     Ernst & Young LLP            SWS Financial Services
  Boston, Massachusetts           Kansas City, Missouri                Dallas, Texas                Dallas, Texas

This report is prepared for shareholders of the American AAdvantage Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.
-------------------------------------------------------------------------------

American Airlines is not responsible for investments made in the American AAdvantage Mileage Funds. American AAdvantage Mileage Funds is a registered service mark of AMR Corporation. Mileage Class is a registered service mark of AMR Investment Services, Inc.Platinum Class, American AAdvantage Money Market Mileage Fund, American AAdvantage U.S. Government Money Market Mileage Fund, and American AAdvantage Municipal Money Market Mileage Fund are service marks of AMR Investment Services, Inc.

--------------------------------------------------------------------------------

                                  [GRAPHIC]